Offerings	Feb. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Rule 457(f)	true
Amount of Securities Received | shares	1,000,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 1,000,000,000.00
Fee Note MAOP	$ 1,000,000,000.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.750% Senior Notes due 2056
Amount Registered | shares	700,000,000
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,670.00
Rule 457(f)	true
Amount of Securities Received | shares	700,000,000
Value of Securities Received, Per Share	1.00
Value of Securities Received	$ 700,000,000.00
Fee Note MAOP	$ 700,000,000.00
Offering Note	Represents the aggregate principal amount of the applicable series of notes to be offered in the exchange offer to which the registration statement relates.